Fair Values of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Valuation Assumption Ranges for Level 3 Available-for-Sale Investment Securities

The following table shows the significant valuation assumption ranges for Level 3 available-for-sale investment securities at December 31, 2014:

	Minimum	Maximum	Average
Residential Prime Non-Agency Mortgage-Backed Securities(a)
Estimated lifetime prepayment rates	6%	22%	14%
Lifetime probability of default rates	–	7	4
Lifetime loss severity rates	15	60	34
Discount margin	2	5	3
Residential Non-Prime Non-Agency Mortgage-Backed Securities(b)
Estimated lifetime prepayment rates	3%	10%	7%
Lifetime probability of default rates	4	14	7
Lifetime loss severity rates	20	70	53
Discount margin	1	5	2
Other Asset-Backed Securities
Estimated lifetime prepayment rates	6%	6%	6%
Lifetime probability of default rates	5	5	5
Lifetime loss severity rates	40	40	40
Discount margin	6	6	6

(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.

Valuation Assumption Ranges for MSRs	The following table shows the significant valuation assumption ranges for MSRs at December 31, 2014:

	Minimum	Maximum	Average
Expected prepayment	11%	21%	12%
Discount rate	9	13	10

Valuation Assumption Ranges for Derivative Commitments

The following table shows the significant valuation assumption ranges for the Company’s derivative commitments to purchase and originate mortgage loans at December 31, 2014:

	Minimum	Maximum	Average
Expected loan close rate	38%	100%	76%
Inherent MSR value (basis points per loan)	45	203	129

Balances of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table summarizes the balances of assets and liabilities measured at fair value on a recurring basis:

(Dollars in Millions)	Level 1	Level 2	Level 3	Netting	Total
December 31, 2014
Available-for-sale securities
U.S. Treasury and agencies	$1,351	$1,281	$–	$–	$2,632
Mortgage-backed securities
Residential
Agency	–	45,017	–	–	45,017
Non-agency
Prime(a)	–	–	405	–	405
Non-prime(b)	–	–	280	–	280
Commercial
Agency	–	115	–	–	115
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	22	–	–	22
Other	–	557	62	–	619
Obligations of state and political subdivisions	–	5,868	–	–	5,868
Obligations of foreign governments	–	6	–	–	6
Corporate debt securities	101	504	9	–	614
Perpetual preferred securities	55	162	–	–	217
Other investments	251	23	–	–	274
Total available-for-sale	1,758	53,555	756	–	56,069
Mortgage loans held for sale	–	4,774	–	–	4,774
Mortgage servicing rights	–	–	2,338	–	2,338
Derivative assets	–	1,408	660	(870)	1,198
Other assets	231	641	–	–	872
Total	$1,989	$60,378	$3,754	$(870)	$65,251
Derivative liabilities	$–	$2,103	$86	$(1,317)	$872
Short-term borrowings(c)	101	608	–	–	709
Total	$101	$2,711	$86	$(1,317)	$1,581
December 31, 2013
Available-for-sale securities
U.S. Treasury and agencies	$7	$1,038	$–	$–	$1,045
Mortgage-backed securities
Residential
Agency	–	31,553	–	–	31,553
Non-agency
Prime(a)	–	–	478	–	478
Non-prime(b)	–	–	297	–	297
Commercial
Agency	–	152	–	–	152
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	–	24	–	–	24
Other	–	566	63	–	629
Obligations of state and political subdivisions	–	5,738	–	–	5,738
Obligations of foreign governments	–	6	–	–	6
Corporate debt securities	–	631	9	–	640
Perpetual preferred securities	–	212	–	–	212
Other investments	141	20	–	–	161
Total available-for-sale	148	39,940	847	–	40,935
Mortgage loans held for sale	–	3,263	–	–	3,263
Mortgage servicing rights	–	–	2,680	–	2,680
Derivative assets	–	889	515	(599)	805
Other assets	143	588	–	–	731
Total	$291	$44,680	$4,042	$(599)	$48,414
Derivative liabilities	$–	$1,647	$70	$(1,192)	$525
Short-term borrowings(c)	112	551	–	–	663
Total	$112	$2,198	$70	$(1,192)	$1,188
(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.
(c)	Represents the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.

Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)

The following table presents the changes in fair value for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31:

(Dollars in Millions)	Beginning of Period Balance	Net Gains (Losses) Included in Net Income		Net Gains (Losses) Included in Other Compre- hensive Income (Loss)		Purchases	Sales	Principal Payments	Issuances		Settlements	End of Period Balance	Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Still Held at End of Period
2014
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime(a)	$478	$–		$15		$–	$–	$(88)	$–		$–	$405	$14
Non-prime(b)	297	(6)		19		–	–	(30)	–		–	280	19
Asset-backed securities
Other	63	4		–		5	–	(10)	–		–	62	–
Corporate debt securities	9	–		–		–	–	–	–		–	9	–
Total available-for-sale	847	(2	)(c)	34	(f)	5	–	(128)	–		–	756	33
Mortgage servicing rights	2,680	(588	)(d)	–		5	(141)	–	382	(g)	–	2,338	(588	)(d)
Net derivative assets and liabilities	445	904	(e)	–		1	(4)	–	–		(772)	574	188	(h)
2013
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime(a)	$624	$(6)		$8		$–	$–	$(148)	$–		$–	$478	$9
Non-prime(b)	355	(13)		17		–	(20)	(42)	–		–	297	17
Asset-backed securities
Other	15	3		1		51	–	(7)	–		–	63	–
Corporate debt securities	9	–		–		–	–	–	–		–	9	–
Total available-for-sale	1,003	(16	)(i)	26	(f)	51	(20)	(197)	–		–	847	26
Mortgage servicing rights	1,700	203	(d)	–		8	–	–	769	(g)	–	2,680	203	(d)
Net derivative assets and liabilities	1,179	(18	)(j)	–		1	(5)	–	–		(712)	445	(321	)(k)
2012
Available-for-sale securities
Mortgage-backed securities
Residential non-agency
Prime(a)	$803	$(10)		$91		$–	$(109)	$(151)	$–		$–	$624	$65
Non-prime(b)	802	(24)		228		–	(562)	(89)	–		–	355	80
Commercial non-agency	42	1		–		–	(38)	(5)	–		–	–	–
Asset-backed securities
Collateralized debt obligations/Collateralized loan obligations	120	13		(8)		–	(104)	(21)	–		–	–	–
Other	117	7		–		3	(93)	(19)	–		–	15	2
Corporate debt securities	9	–		–		–	–	–	–		–	9	–
Total available-for-sale	1,893	(13	)(l)	311	(f)	3	(906)	(285)	–		–	1,003	147
Mortgage servicing rights	1,519	(818	)(d)	–		42	–	–	957	(g)	–	1,700	(818	)(d)
Net derivative assets and liabilities	1,228	2,398	(m)	–		3	(5)	–	–		(2,445)	1,179	150	(n)
(a)	Prime securities are those designated as such by the issuer at origination. When an issuer designation is unavailable, the Company determines at acquisition date the categorization based on asset pool characteristics (such as weighted-average credit score, loan-to-value, loan type, prevalence of low documentation loans) and deal performance (such as pool delinquencies and security market spreads).
(b)	Includes all securities not meeting the conditions to be designated as prime.
(c)	Approximately $(3) million included in securities gains (losses) and $1 million included in interest income.
(d)	Included in mortgage banking revenue.
(e)	Approximately $404 million included in other noninterest income and $500 million included in mortgage banking revenue.
(f)	Included in changes in unrealized gains and losses on securities available-for-sale.
(g)	Represents MSRs capitalized during the period.
(h)	Approximately $128 million included in other noninterest income and $60 million included in mortgage banking revenue.
(i)	Approximately $(14) million included in securities gains (losses) and $(2) million included in interest income.
(j)	Approximately $(149) million included in other noninterest income and $131 million included in mortgage banking revenue.
(k)	Approximately $(340) million included in other noninterest income and $19 million included in mortgage banking revenue.
(l)	Approximately $(47) million included in securities gains (losses) and $34 million included in interest income.
(m)	Approximately $359 million included in other noninterest income and $2.0 billion included in mortgage banking revenue.
(n)	Approximately $(109) million included in other noninterest income and $259 million included in mortgage banking revenue.

Adjusted Carrying Values for Assets Measured at Fair Value on Nonrecurring Basis

The following table summarizes the balances of assets measured at fair value on a nonrecurring basis as of December 31:

	2014				2013
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Loans(a)	$–	$–	$77	$77	$–	$–	$128	$128
Other assets(b)	–	–	90	90	–	–	150	150
(a)	Represents the carrying value of loans for which adjustments were based on the fair value of the collateral, excluding loans fully charged-off.

(b)	Primarily represents the fair value of foreclosed properties that were measured at fair value based on an appraisal or broker price opinion of the collateral subsequent to their initial acquisition.

Losses Recognized Related to Nonrecurring Fair Value Measurements of Individual Assets or Portfolios

The following table summarizes losses recognized related to nonrecurring fair value measurements of individual assets or portfolios for the years ended December 31:

(Dollars in Millions)	2014	2013	2012
Loans(a)	$108	$83	$68
Other assets(b)	70	96	160
(a)	Represents write-downs of loans which were based on the fair value of the collateral, excluding loans fully charged-off.

(b)	Primarily represents related losses of foreclosed properties that were measured at fair value subsequent to their initial acquisition.

Differences Between Aggregate Fair Value, Carrying Amount of MLHFS and Aggregate Unpaid Principal Amount

The following table summarizes the differences between the aggregate fair value carrying amount of MLHFS for which the fair value option has been elected and the aggregate unpaid principal amount that the Company is contractually obligated to receive at maturity as of December 31:

	2014			2013
(Dollars in Millions)	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal	Fair Value Carrying Amount	Aggregate Unpaid Principal	Carrying Amount Over (Under) Unpaid Principal
Total loans	$4,774	$4,582	$192	$3,263	$3,195	$68
Nonaccrual loans	6	9	(3)	9	14	(5)
Loans 90 days or more past due	1	1	–	–	–	–

Estimated Fair Values of Financial Instruments

The estimated fair values of the Company’s financial instruments as of December 31, are shown in the table below:

	2014					2013
	Carrying Amount	Fair Value				Carrying Amount	Fair Value
(Dollars in Millions)		Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total
Financial Assets
Cash and due from banks	$10,654	$10,654	$–	$–	$10,654	$8,477	$8,477	$–	$–	$8,477
Federal funds sold and securities purchased under resale agreements	118	–	118	–	118	163	–	163	–	163
Investment securities held-to-maturity	44,974	1,928	43,124	88	45,140	38,920	2,589	35,678	101	38,368
Loans held for sale(a)	18	–	–	18	18	5	–	–	5	5
Loans(b)	243,735	–	–	245,424	245,424	230,857	–	–	231,480	231,480
Other financial instruments	2,187	–	924	1,269	2,193	2,443	–	1,080	1,383	2,463
Financial Liabilities
Deposits	282,733	–	282,708	–	282,708	262,123	–	262,200	–	262,200
Short-term borrowings(c)	29,184	–	28,973	–	28,973	26,945	–	26,863	–	26,863
Long-term debt	32,260	–	32,659	–	32,659	20,049	–	20,391	–	20,391
Other liabilities	1,231	–	–	1,231	1,231	1,263	–	–	1,263	1,263
(a)	Excludes mortgages held for sale for which the fair value option under applicable accounting guidance was elected.
(b)	Excludes loans measured at fair value on a nonrecurring basis.
(c)	Excludes the Company’s obligation on securities sold short required to be accounted for at fair value per applicable accounting guidance.